Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust II
Entity Central Index Key	0001518042
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000205617
Shareholder Report [Line Items]
Fund Name	Acclivity Small Cap Value Fund
Class Name	Class I
Trading Symbol	AXVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Acclivity Small Cap Value Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innealtafunds.com/#front-page-3. You can also request this information by contacting us at 855-873-3837
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	855-873-3837
Additional Information Website	https://www.innealtafunds.com/#front-page-3
Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.52%	[1]
AssetsNet	$ 35,119,389
Holdings Count | Holding	487
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	23.00%
C000205616
Shareholder Report [Line Items]
Fund Name	Acclivity Small Cap Value Fund
Class Name	Class N
Trading Symbol	AXVNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Acclivity Small Cap Value Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innealtafunds.com/#front-page-3. You can also request this information by contacting us at 855-873-3837
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	855-873-3837
Additional Information Website	https://www.innealtafunds.com/#front-page-3
Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.77%	[2]
AssetsNet	$ 35,119,389
Holdings Count | Holding	487
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	23.00%
C000107966
Shareholder Report [Line Items]
Fund Name	Dynamic International Opportunity Fund
Class Name	Class I
Trading Symbol	ICCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dynamic International Opportunity Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innealtafunds.com/#front-page-3. You can also request this information by contacting us at 1 (855) USE-ETFS
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1 (855) USE-ETFS
Additional Information Website	https://www.innealtafunds.com/#front-page-3
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$68	1.29%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.29%	[3]
AssetsNet	$ 62,904,996
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 244,634
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$62,904,996
Number of Portfolio Holdings	32
Advisory Fee (net of waivers)	$244,634
Portfolio Turnover	22%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Collateral for Securities Loaned	23.0%
Exchange-Traded Funds	72.7%
Money Market Funds	4.3%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-29.0%
Money Market Funds	35.3%
Equity	93.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio	29.7%
Franklin FTSE Japan ETF	12.0%
Franklin FTSE Taiwan ETF	10.9%
iShares MSCI South Korea ETF	7.7%
Franklin FTSE Canada ETF	6.1%
Franklin FTSE United Kingdom ETF	5.7%
First American Treasury Obligations Fund, Class X	5.5%
Franklin FTSE Germany ETF	4.3%
Franklin FTSE China ETF	4.0%
iShares MSCI Brazil ETF	3.7%

C000108013
Shareholder Report [Line Items]
Fund Name	Dynamic International Opportunity Fund
Class Name	Class N
Trading Symbol	ICCNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dynamic International Opportunity Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innealtafunds.com/#front-page-3. You can also request this information by contacting us at 1 (855) USE-ETFS
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1 (855) USE-ETFS
Additional Information Website	https://www.innealtafunds.com/#front-page-3
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$82	1.54%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.54%	[4]
AssetsNet	$ 62,904,996
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 244,634
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$62,904,996
Number of Portfolio Holdings	32
Advisory Fee (net of waivers)	$244,634
Portfolio Turnover	22%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Collateral for Securities Loaned	23.0%
Exchange-Traded Funds	72.7%
Money Market Funds	4.3%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-29.0%
Money Market Funds	35.3%
Equity	93.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio	29.7%
Franklin FTSE Japan ETF	12.0%
Franklin FTSE Taiwan ETF	10.9%
iShares MSCI South Korea ETF	7.7%
Franklin FTSE Canada ETF	6.1%
Franklin FTSE United Kingdom ETF	5.7%
First American Treasury Obligations Fund, Class X	5.5%
Franklin FTSE Germany ETF	4.3%
Franklin FTSE China ETF	4.0%
iShares MSCI Brazil ETF	3.7%

C000107964
Shareholder Report [Line Items]
Fund Name	Dynamic U.S. Opportunity Fund
Class Name	Class I
Trading Symbol	ICSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dynamic U.S. Opportunity Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innealtafunds.com/#front-page-3. You can also request this information by contacting us at 1 (855) USE-ETFS
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1 (855) USE-ETFS
Additional Information Website	https://www.innealtafunds.com/#front-page-3
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$66	1.29%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.29%	[5]
AssetsNet	$ 91,723,301
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 415,593
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$91,723,301
Number of Portfolio Holdings	16
Advisory Fee (net of waivers)	$415,593
Portfolio Turnover	30%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Collateral for Securities Loaned	21.4%
Exchange-Traded Funds	70.1%
Money Market Funds	8.5%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-40.3%
Fixed Income	12.4%
Money Market Funds	41.9%
Equity	86.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio	30.1%
State Street Communication Services Select Sector SPDR ETF	17.3%
State Street Technology Select Sector SPDR ETF	14.7%
First American Treasury Obligations Fund, Class X	11.9%
State Street Industrial Select Sector SPDR ETF	11.4%
State Street SPDR Bloomberg 1-3 Month T-Bill ETF	9.8%
State Street Financial Select Sector SPDR ETF	9.5%
State Street Utilities Select Sector SPDR ETF	5.2%
State Street Consumer Discretionary Select Sector SPDR ETF	5.2%
State Street Health Care Select Sector SPDR ETF	4.8%

C000107965
Shareholder Report [Line Items]
Fund Name	Dynamic U.S. Opportunity Fund
Class Name	Class N
Trading Symbol	ICSNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dynamic U.S. Opportunity Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innealtafunds.com/#front-page-3. You can also request this information by contacting us at 1 (855) USE-ETFS
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1 (855) USE-ETFS
Additional Information Website	https://www.innealtafunds.com/#front-page-3
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$79	1.54%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.54%	[6]
AssetsNet	$ 91,723,301
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 415,593
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$91,723,301
Number of Portfolio Holdings	16
Advisory Fee (net of waivers)	$415,593
Portfolio Turnover	30%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Collateral for Securities Loaned	21.4%
Exchange-Traded Funds	70.1%
Money Market Funds	8.5%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-40.3%
Fixed Income	12.4%
Money Market Funds	41.9%
Equity	86.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio	30.1%
State Street Communication Services Select Sector SPDR ETF	17.3%
State Street Technology Select Sector SPDR ETF	14.7%
First American Treasury Obligations Fund, Class X	11.9%
State Street Industrial Select Sector SPDR ETF	11.4%
State Street SPDR Bloomberg 1-3 Month T-Bill ETF	9.8%
State Street Financial Select Sector SPDR ETF	9.5%
State Street Utilities Select Sector SPDR ETF	5.2%
State Street Consumer Discretionary Select Sector SPDR ETF	5.2%
State Street Health Care Select Sector SPDR ETF	4.8%

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized
[5]	Annualized
[6]	Annualized